RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2020
Accounting Changes and Error Corrections [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2. — RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company previously accounted for its outstanding Private Placement Warrants issued in connection with its Initial Public Offering and its working capital warrants issued on conversion of its convertible promissory notes (collectively, the “Private Warrants”) as components of equity instead of as derivative liabilities. In addition, the Company did not account for its convertible promissory notes as a derivative liability (together with the Private Warrants, the “Derivative Instruments”). The Warrant Agreement governing the Private Warrants (the “Warrant Agreement”) includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant. In addition, the Warrant Agreement includes a provision that in the event of a tender offer or exchange offer made to and accepted under circumstances in which, upon completion of such tender offer, the maker thereof, together with members of any group of which such maker is a part own beneficially more than 50% of the outstanding shares of more than 50% of the Company’s common stock, all holders of the Private Warrants and Public Warrants would be entitled to receive cash for their Warrants (the “tender offer provision”).

On April 12, 2021, the Acting Director of the Division of Corporation Finance and Acting Chief Accountant of the Securities and Exchange Commission together issued a statement regarding the accounting and reporting considerations for warrants issued by special purpose acquisition companies entitled “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Statement”). Specifically, the SEC Statement focused on potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant and provisions related to certain tender offers following a business combination, which terms are similar to those contained in the Warrant Agreement, although the Company does not believe the portion of the SEC Statement referring to the tender offer are applicable to the Company’s warrants because the Company has only a single class of common stock.

In further consideration of the SEC Statement, the Company’s management further evaluated the warrants under Accounting Standards Codification (“ASC”) Subtopic 815-40, Contracts in Entity’s Own Equity. ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock. Under ASC Section 815-40-15, a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant. Based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded that the Company’s Private Placement Warrants are not indexed to the Company’s common stock in the manner contemplated by ASC Section 815-40-15 because the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares. In addition, based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded that the Private Warrants fail the “classified in stockholders’ equity” criteria as contemplated by ASC Section 815-40-25, but that the Public Warrants could continue to be classified as stockholders’ equity.

As a result of the above, the Company should have classified the Derivative Instruments as derivative liabilities in its previously issued financial statements. Under this accounting treatment, the Company is required to measure the fair value of the Derivative Instruments at the end of each reporting period and recognize changes in the fair value from the prior period in the Company’s operating results for the current period.

The change in the Company’s accounting to treat its outstanding Private Warrants and its convertible promissory notes as derivative liabilities did not have any effect on the Company’s previously reported investments held in trust, cash flows or cash.

The table below summarizes the effects of the restatement on the financial statements for all periods being restated:

	As
	Previously		As
	Reported	Adjustments	Restated

Balance sheet as of December 5, 2017 (audited)
Total Liabilities	$7,206,932	$4,572,750	$11,779,682
Common Stock Subject to Possible Redemption	190,296,100	(4,572,750)	185,723,350
Common Stock	672	46	718
Additional Paid-in Capital	5,004,493	(46)	5,004,447
Accumulated Deficit	(5,161)	—	(5,161)
Total Stockholders’ Equity	5,000,004	—	5,000,004

Number of shares subject to redemption	19,029,610	(457,275)	18,572,335

Balance sheet as of December 31, 2017 (audited)
Total Liabilities	$7,156,239	$5,664,750	$12,820,989
Common Stock Subject to Possible Redemption	190,270,071	(5,664,750)	184,605,321
Common Stock	673	57	730
Additional Paid-in Capital	5,030,521	1,091,943	6,122,464
Accumulated Deficit	(31,193)	(1,092,000)	(1,123,193)
Total Stockholders’ Equity	5,000,001	—	5,000,001

Number of shares subject to redemption	19,015,680	(566,138)	18,449,542

Balance sheet as of March 31, 2018 (unaudited)
Total Liabilities	$7,197,431	$5,323,500	$12,520,931
Common Stock Subject to Possible Redemption	190,676,137	(5,323,500)	185,352,637
Common Stock	599	53	652
Additional Paid-in Capital	4,624,529	750,697	5,375,226
(Accumulated Deficit) / Retained Earnings	374,873	(750,750)	(375,877)
Total Stockholders’ Equity	5,000,001	—	5,000,001

Number of shares subject to redemption	19,010,039	(530,743)	18,479,296

Balance sheet as of June 30, 2018 (unaudited)
Total Liabilities	$7,135,244	$5,596,500	$12,731,744
Common Stock Subject to Possible Redemption	191,091,247	(5,596,500)	185,494,747
Common Stock	601	56	657
Additional Paid-in Capital	4,209,417	1,023,694	5,233,111
(Accumulated Deficit) / Retained Earnings	789,983	(1,023,750)	(233,767)
Total Stockholders’ Equity	5,000,001	—	5,000,001

Number of shares subject to redemption	18,989,851	(556,157)	18,433,694

Balance sheet as of September 30, 2018 (unaudited)
Total Liabilities	$7,359,152	$7,302,750	$14,661,902
Common Stock Subject to Possible Redemption	191,668,896	(7,302,750)	184,366,146
Common Stock	603	72	675
Additional Paid-in Capital	3,631,766	2,729,928	6,361,694
(Accumulated Deficit) / Retained Earnings	1,367,632	(2,730,000)	(1,362,368)
Total Stockholders’ Equity	5,000,001	—	5,000,001

Number of shares subject to redemption	18,974,158	(722,932)	18,251,226

	As
	Previously		As
	Reported	Adjustments	Restated

Balance sheet as of December 31, 2018 (audited)
Total Liabilities	$7,439,650	$5,733,000	$13,172,650

Common Stock Subject to Possible Redemption	192,392,104	(5,733,000)	186,659,104
Common Stock	604	56	660
Additional Paid-in Capital	2,908,557	1,160,194	4,068,751
Retained Earnings	2,090,840	(1,160,250)	930,590
Total Stockholders’ Equity	5,000,001	—	5,000,001

Number of shares subject to redemption	18,960,928	(565,008)	18,395,920

Balance sheet as of March 31, 2019 (unaudited)
Total Liabilities	$7,387,249	$5,391,750	$12,778,999
Common Stock Subject to Possible Redemption	193,168,017	(5,391,750)	187,776,267
Common Stock	605	53	658
Additional Paid-in Capital	2,132,643	818,947	2,951,590
Retained Earnings	2,866,753	(819,000)	2,047,753
Total Stockholders’ Equity	5,000,001	—	5,000,001

Number of shares subject to redemption	18,952,136	(528,996)	18,423,140

Balance sheet as of June 30, 2019 (unaudited)
Total Liabilities	$7,770,352	$5,391,750	$13,162,102
Common Stock Subject to Possible Redemption	193,586,919	(5,391,750)	188,195,169
Common Stock	610	53	663
Additional Paid-in Capital	1,713,736	818,947	2,532,683
Retained Earnings	3,285,655	(819,000)	2,466,655
Total Stockholders’ Equity	5,000,001	—	5,000,001

Number of shares subject to redemption	18,899,782	(526,394)	18,373,388

Balance sheet as of September 30, 2019 (unaudited)
Total Liabilities	$8,134,091	$5,528,250	$13,662,341
Common Stock Subject to Possible Redemption	194,076,642	(5,528,250)	188,548,392
Common Stock	614	54	668
Additional Paid-in Capital	1,224,009	955,446	2,179,455
Retained Earnings	3,775,378	(955,500)	2,819,878
Total Stockholders’ Equity	5,000,001	—	5,000,001

Number of shares subject to redemption	18,860,476	(537,238)	18,323,238

Balance sheet as of December 30, 2019 (audited)
Total Liabilities	$10,337,313	$7,166,250	$17,503,563
Common Stock Subject to Possible Redemption	181,174,585	(7,166,250)	174,008,335
Common Stock	638	69	707
Additional Paid-in Capital	2,542,569	2,593,431	5,136,000
(Accumulated Deficit) / Retained Earnings	2,456,794	(2,593,500)	(136,706)
Total Stockholders’ Equity	5,000,001	—	5,000,001

Number of shares subject to redemption	17,501,073	(692,244)	16,808,829

	As
	Previously		As
	Reported	Adjustments	Restated

Balance sheet as of March 31, 2020 (unaudited)
Total Liabilities	$52,060,483	$5,023,678	$57,084,161
Common Stock Subject to Possible Redemption	4,541,236	(4,541,236)	—
Common Stock	660	43	703
Additional Paid-in Capital	2,892,404	(31,557)	2,860,847
Retained Earnings	2,106,940	(450,928)	1,656,012
Total Stockholders’ Equity	5,000,004	(482,442)	4,517,562

Number of shares subject to redemption	433,788	(433,788)	—

Balance sheet as of June 30, 2020 (unaudited)
Total Liabilities	$8,359,869	$7,746,750	$16,106,619
Common Stock Subject to Possible Redemption	52,179	(52,179)	—
Common Stock	626	(4)	622
Additional Paid-in Capital	282,203	(282,203)	0.00
(Accumulated Deficit) / Retained Earnings	4,717,174	(7,412,364)	(2,695,190)
Total Stockholders’ Equity	5,000,003	(7,694,571)	(2,694,568)

Number of shares subject to redemption	5,156	(5,156)	—

Balance sheet as of September 30, 2020 (unaudited)
Total Liabilities	$8,018,370	$3,756,000	$11,774,370
Common Stock Subject to Possible Redemption	270,999	(270,999)	—
Common Stock	624	(2)	622
Additional Paid-in Capital	63,385	(63,385)	—
(Accumulated Deficit) / Retained Earnings	4,935,997	(3,421,614)	1,514,383
Total Stockholders’ Equity	5,000,006	(3,485,001)	1,515,005

Number of shares subject to redemption	26,189	(26,189)	—

Balance sheet as of December 30, 2020 (audited)
Total Liabilities	$7,801,692	$6,260,000	$14,061,692
Common Stock Subject to Possible Redemption	52,935	(52,935)	—
Common Stock	622	—	622
Additional Paid-in Capital	—	—	—
(Accumulated Deficit) / Retained Earnings	4,999,385	(6,207,065)	(1,207,680)
Total Stockholders’ Equity	5,000,007	(6,207,065)	(1,207,058)

Number of shares subject to redemption	5,094	(5,094)	—

Statement of Operations for the period from September 11, 2017 (inception) to December 31, 2017 (audited)
Net loss	$(31,193)	$(1,092,000)	$(1,123,193)
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption	—	18,572,335	18,572,335
Basic and diluted net income per share, Common stock subject to possible redemption	—	0.00	0.00
Basic and diluted weighted average shares outstanding, Common stock	6,184,506	107,109	6,291,615
Basic and diluted net loss per share, Common Stock	(0.01)	(0.18)	(0.19)

Statement of Operations for the three months ended March 31, 2018 (unaudited)
Net income (loss)	$406,066	$341,250	$747,316
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption	—	18,449,542	18,449,542
Basic and diluted net income (loss) per share, Common stock subject to possible redemption	—	0.03	0.03
Basic and diluted weighted average shares outstanding, Common stock	5,984,320	566,138	6,550,458
Basic and diluted net (loss) income per share, Common Stock	(0.02)	0.05	0.03

	As
	Previously		As
	Reported	Adjustments	Restated

Statement of Operations for the three months ended June 30, 2018 (unaudited)
Net income	$415,110	$(273,000)	$142,110
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption	—	18,479,296	18,479,296
Basic and diluted net income per share, Common stock subject to possible redemption	—	0.04	0.04
Basic and diluted weighted average shares outstanding, Common stock	5,989,961	530,743	6,520,704
Basic and diluted net loss per share, Common Stock	(0.05)	(0.04)	(0.09)

Statement of Operations for the six months ended June 30, 2018 (unaudited)
Net income	$821,176	$68,250	$889,426
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption	—	18,464,501	18,464,501
Basic and diluted net income (loss) per share, Common stock subject to possible redemption	—	0.08	0.08
Basic and diluted weighted average shares outstanding, Common stock	5,981,156	548,343	6,535,499
Basic and diluted net loss per share, Common Stock	(0.10)	0.02	(0.08)

Statement of Operations for the three months ended September 30, 2018 (unaudited)
Net income (loss)	$577,649	$(1,706,250)	$(1,128,601)
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption	—	18,433,694	18,433,694
Basic and diluted net income per share, Common stock subject to possible redemption	—	0.05	0.05
Basic and diluted weighted average shares outstanding, Common stock	6,010,149	566,157	6,566,306
Basic and diluted net loss per share, Common Stock	(0.05)	(0.25)	(0.30)

Statement of Operations for the nine months ended September 30, 2018 (unaudited)
Net income (loss)	$1,398,825	$(1,638,000)	$(239,175)
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption	—	18,454,119	18,454,119
Basic and diluted net income (loss) per share, Common stock subject to possible redemption	—	0.15	0.12
Basic and diluted weighted average shares outstanding, Common stock	5,994,905	550,976	6,545,881
Basic and diluted net loss per share, Common Stock	(0.14)	(0.24)	(0.38)

Statement of Operations for the year ended December 31, 2018 (audited)
Net income	$2,122,033	$(68,250)	$2,053,783
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption	—	18,402,979	18,402,979
Basic and diluted net income per share, Common stock subject to possible redemption	—	0.19	0.19
Basic and diluted weighted average shares outstanding, Common stock	6,002,703	549,318	6,597,021
Basic and diluted net (loss) income per share, Common Stock	(0.22)	0.01	(0.21)

	As
	Previously		As
	Reported	Adjustments	Restated

Statement of Operations for the three months ended March 31, 2019 (unaudited)
Net income	$775,913	$341,250	$1,117,163
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption	—	18,935,920	18,395,920
Basic and diluted net income (loss) per share, Common stock subject to possible redemption	—	0.06	0.06
Basic and diluted weighted average shares outstanding, Common stock	6,039,072	565,008	6,604,080
Basic and diluted net (loss) income per share, Common Stock	(0.04)	0.05	0.01

Statement of Operations for the three months ended June 30, 2019 (unaudited)
Net income	$418,902	$—	$418,902
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption	—	18,123,140	18,423,140
Basic and diluted net income (loss) per share, Common stock subject to possible redemption	—	0.05	0.05
Basic and diluted weighted average shares outstanding, Common stock	6,047,864	528,996	6,576,860
Basic and diluted net loss per share, Common Stock	(0.09)	0.01	(0.08)

Statement of Operations for the six months ended June 30, 2019 (unaudited)
Net income	$1,194,815	$341,250	$1,536,065
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption	—	18,409,605	18,409,605
Basic and diluted net income (loss) per share, Common stock subject to possible redemption	—	0.10	0.10
Basic and diluted weighted average shares outstanding, Common stock	6,043,492	546,903	6,590,395
Basic and diluted net (loss) income per share, Common Stock	(0.10)	0.06	(0.04)

Statement of Operations for the three months ended September 30, 2019 (unaudited)
Net income	$489,723	$(136,500)	$353,223
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption	—	18,373,388	18,373,388
Basic and diluted net income (loss) per share, Common stock subject to possible redemption	—	0.05	0.05
Basic and diluted weighted average shares outstanding, Common stock	6,100,218	526,394	6,626,612
Basic and diluted net loss per share, Common Stock	(0.08)	(0.01)	(0.09)

Statement of Operations for the nine months ended September 30, 2019 (unaudited)
Net income (loss)	$1,684,538	$204,750	$1,889,288
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption	—	18,397,400	18,397,400
Basic and diluted net income (loss) per share, Common stock subject to possible redemption	—	0.15	0.15
Basic and diluted weighted average shares outstanding, Common stock	6,062,609	539,991	6,602,600
Basic and diluted net (loss) income per share, Common Stock	(0.18)	0.05	(0.13)

	As
	Previously		As
	Reported	Adjustments	Restated

Statement of Operations for the year ended December 31, 2019 (audited)
Net income (loss)	$365,954	$(1,433,250)	$(1,067,296)
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption	—	18,270,950	18,270,950
Basic and diluted net income (loss) per share, Common stock subject to possible redemption	—	0.17	0.17
Basic and diluted weighted average shares outstanding, Common stock	6,081,996	539,297	6,621,293
Basic and diluted net loss per share, Common Stock	(0.47)	(0.16)	(0.63)

Statement of Operations for the three months ended March 31, 2020 (unaudited)
Net income (loss)	$(349,854)	$2,142,572	$1,792,718
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption	—	15,885,267	15,885,267
Basic and diluted net income (loss) per share, Common stock subject to possible redemption	—	0.01	0.01
Basic and diluted weighted average shares outstanding, Common stock	6,375,178	690,659	7,065,837
Basic and diluted net (loss) income per share, Common Stock	(0.07)	0.31	0.24

Statement of Operations for the three months ended June 30, 2020 (unaudited)
Net income	$2,610,234	$(1,723,072)	$887,162
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption	—	—	—
Basic and diluted net income (loss) per share, Common stock subject to possible redemption	—	—	—
Basic and diluted weighted average shares outstanding, Common stock	6,604,785	399,665	7,004,450
Basic and diluted net (loss) income per share, Common Stock	0.40	(0.27)	0.13

Statement of Operations for the six months ended June 30, 2020 (unaudited)
Net income	$2,260,380	$419,500	$2,679,880
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption	—	7,942,633	7,942,633
Basic and diluted net income (loss) per share, Common stock subject to possible redemption	—	0.00	0.00
Basic and diluted weighted average shares outstanding, Common stock	6,489,982	545,162	7,035,144
Basic and diluted net income per share, Common Stock	0.35	0.03	0.38

Statement of Operations for the three months ended September 30, 2020 (unaudited)
Net income	$218,823	$3,990,750	$4,209,573
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption	—	—	—
Basic and diluted net income (loss) per share, Common stock subject to possible redemption	—	—	—
Basic and diluted weighted average shares outstanding, Common stock	6,257,127	5,156	6,262,283
Basic and diluted net income per share, Common Stock	0.03	0.64	0.67

	As
	Previously		As
	Reported	Adjustments	Restated

Statement of Operations for the nine months ended September 30, 2020 (unaudited)
Net income	$2,479,203	$4,410,250	$6,889,453
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption	—	5,275,764	5,275,764
Basic and diluted net income (loss) per share, Common stock subject to possible redemption	—	0.00	0.00
Basic and diluted weighted average shares outstanding, Common stock	6,411,797	363,846	6,775,643
Basic and diluted net income per share, Common Stock	0.39	0.63	1.02

Statement of Operations for the year ended December 31, 2020 (audited)
Net income	$2,404,519	$1,906,250	$4,310,769
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption	4,457,537	(507,921)	3,949,616
Basic and diluted net income (loss) per share, Common stock subject to possible redemption	0.00	—	0.00
Basic and diluted weighted average shares outstanding, Common stock	6,367,631	275,128	6,642,759
Basic and diluted net loss per share, Common Stock	0.38	0.27	0.65

Cash Flow Statement for the period from September 11, 2017 (inception) to December 31, 2017 (audited)
Net loss	$(31,193)	$(1,092,000)	$(1,123,193)
Initial classification of warrant liability	—	4,572,750	4,572,750
Change in fair value of warrant liability	—	1,092,000	1,092,000
Initial classification of common stock subject to redemption	190,296,100	(4,572,750)	185,723,350
Change in value of common stock subject to redemption	(26,029)	(1,092,000)	(1,118,029)

Cash Flow Statement for the three months ended March 31, 2018 (unaudited)
Net income	$406,066	$341,250	$747,316
Change in fair value of warrant liability	—	(341,250)	(341,250)
Change in value of common stock subject to redemption
	406,066	341,250	747,316
Cash Flow Statement for the six months ended June 30, 2018 (unaudited)
Net income	$821,176	$68,250	$889,426
Change in fair value of warrant liability	—	(68,250)	(68,250)
Change in value of common stock subject to redemption	821,176	68,250	889,426

Cash Flow Statement for the nine months ended September 30, 2018 (unaudited)
Net income (loss)	$1,398,825	$(1,638,000)	$(239,175)
Change in fair value of warrant liability	—	1,638,000	1,638,000
Change in value of common stock subject to redemption	1,398,825	(1,638,000)	(239,175)

Cash Flow Statement for the year ended December 31, 2018 (audited)
Net income	$2,122,033	$(68,250)	$2,053,783
Change in fair value of warrant liability	—	68,250	68,250
Change in value of common stock subject to redemption	2,122,033	(68,250)	2,053,783

Cash Flow Statement for the three months ended March 31, 2019 (unaudited)
Net income	$775,913	$341,250	$1,117,163
Change in fair value of warrant liability	—	(341,250)	(341,250)
Change in value of common stock subject to redemption	775,913	341,250	1,117,163

	As
	Previously		As
	Reported	Adjustments	Restated

Cash Flow Statement for the six months ended June 30, 2019 (unaudited)
Net income	$1,194,815	$341,250	$1,536,065
Change in fair value of warrant liability	—	(341,250)	(341,250)
Change in value of common stock subject to redemption	1,194,815	341,250	1,536,065

Cash Flow Statement for the nine months ended September 30, 2019 (unaudited)
Net income (loss)	$1,684,538	$204,750	$1,889,288
Change in fair value of warrant liability	—	(204,750)	(204,750)
Change in value of common stock subject to redemption	1,684,538	204,750	1,889,288

Cash Flow Statement for the year ended December 31, 2019 (audited)
Net income (loss)	$365,954	$(1,433,250)	$(1,067,296)
Change in fair value of warrant liability	—	1,433,250	1,433,250
Change in value of common stock subject to redemption	365,954	(1,433,250)	(1,067,296)

Cash Flow Statement for the three months ended March 31, 2020 (unaudited)
Net (loss) income	$(349,854)	$2,142,572	$1,792,718
Change in fair value of warrant liability	—	(2,184,000)	(2,184,000)
Amortization of debt discount on convertible promissory note	—	31,428	31,428
Change in value of conversion option liability	—	10,000	10,000
Change in value of common stock subject to redemption	(349,857)	(4,191,379)	(4,541,236)

Cash Flow Statement for the six months ended June 30, 2020 (unaudited)
Net income	$2,260,380	$419,500	$2,679,880
Change in fair value of warrant liability	—	(419,500)	(419,500)
Amortization of debt discount on convertible promissory note	—	220,000	220,000
Change in value of conversion option liability	—	(220,000)	(220,000)
Change in value of common stock subject to redemption	3,260,378	(3,312,557)	(52,179)
Issuance of warrants in connection with conversion of promissory note – related party	1,000,000	(1,000,000)	—

Cash Flow Statement for the nine months ended September 30, 2020 (unaudited)
Net income	$2,479,203	$4,410,250	$6,889,453
Change in fair value of warrant liability	—	(4,410,250)	(4,410,250)
Amortization of debt discount on convertible promissory note	—	220,000	220,000
Change in value of conversion option liability	—	(220,000)	(220,000)
Change in value of common stock subject to redemption	3,479,198	(3,750,197)	(270,999)
Issuance of warrants in connection with conversion of promissory note – related party	1,000,000	(1,000,000)	—

Cash Flow Statement for the year ended December 31, 2020 (audited)
Net income	$2,404,519	$1,906,250	$4,310,769
Change in fair value of warrant liability	—	(1,906,250)	(1,906,250)
Amortization of debt discount on convertible promissory note	—	220,000	220,000
Change in value of conversion option liability	—	(220,000)	(220,000)
Change in value of common stock subject to redemption	3,654,513	3,707,448	(52,935)
Issuance of warrants in connection with conversion of promissory note – related party	1,000,000	(1,000,000)	—